Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of revenues or accounts receivable	Dec. 31, 2021	Nov. 26, 2021	Dec. 31, 2020
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable	25.00%	54.00%	24.00%
Customer A [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue	28.00%	27.00%	30.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable	20.00%		29.00%
Customer B [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue	16.00%	17.00%	18.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable
Customer C [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue	10.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable	16.00%		18.00%
Customer D [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue	14.00%	15.00%	17.00%
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable		12.00%	12.00%
Customer E [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue	10.00%	10.00%	11.00%
Customer F [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable	17.00%
Customer F [Member] | Revenue [Member]
Concentration Risk [Line Items]
Revenue	14.00%	15.00%	13.00%